Interest-bearing Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 7: Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $96,271,806 at December 31, 2014 and $96,951,245 at December 31, 2013.

The following table represents deposit interest expense by deposit type:

	December 31,
	2014	2013

Savings, NOW and Money Market	$257,214	$256,010
Certificates of deposit	1,179,589	1,510,730

Total deposit interest expense	$1,436,803	$1,766,740

At December 31, 2014, the scheduled maturities of time deposits are as follows:

2015	$51,911,089
2016	20,213,799
2017	10,056,961
2018	5,760,161
2019	6,657,553

$94,599,563